Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes
24.	Income Taxes

The income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019 was comprised of:

	2021		2020		2019
Income taxes, current (1)	Ps.	6,376,268	Ps.	6,802,510	Ps.	5,267,157
Income taxes, deferred		369,510		(1,574,610)		(2,598,712)
	Ps.	6,745,778	Ps.	5,227,900	Ps.	2,668,445

(1)	The current income tax of Mexican companies payable in Mexico represented 96%, 93% and 95% of total current income taxes in 2021, 2020 and 2019, respectively.

The Mexican corporate income tax rate was 30% in 2021, 2020 and 2019, and will be 30% in 2022.

2014 Tax Reform

As a result of a 2014 Mexican Tax Reform (the “2014 Tax Reform”), which included the elimination of the tax consolidation regime allowed for Mexican controlling companies, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2021 and 2020, in connection with the 2014 Tax Reform, is as follows:

	2021		2020
Tax losses of subsidiaries, net	Ps.	771,873	Ps.	1,759,301
Less: Current portion (a)		667,048		992,186
Non-current portion (b)	Ps.	104,825	Ps.	767,115

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2021 and 2020.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2021 and 2020.

Maturities of income tax payable as of December 31, 2021, in connection with the 2014 Mexican Tax Reform, are as follows:

2022	Ps.	667,048
2023		104,825
	Ps.	771,873

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2021	2020	2019
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	20	25	5
Asset tax	—	—	(2)
Tax loss carryforwards	4	7	(13)
2014 Tax Reform	—	—	1
Foreign operations	(1)	(2)	8
Disposition of investments	(3)	—	3
Disposition of Radiópolis	—	3	—
Share of income in associates and joint ventures, net	6	2	(2)
(Reversal of impairment loss) Impairment loss in investment in shares of UHI	(8)	30	—
Effective income tax rate	48	95	30

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2021 and 2020. The years of expiration of tax loss carryforwards as of December 31, 2021, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2022	Ps.	79,295
2023		9,883
2024		325,535
2025		8,817,805
2026		7,076,201
Thereafter		7,878,620
	Ps.	24,187,339

As of December 31, 2021, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.8,318,914, and will expire between 2022 and 2031.

During 2021, 2020 and 2019, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.2,618,821, Ps.6,160,740 and Ps.6,457,550, respectively.

In addition to the tax loss carryforwards of Mexican companies in the Group referred as of December 31, 2021, the Group has tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.13,818,831. As of December 31, 2021, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.13,818,831, and will expire in 2025.

As of December 31, 2021, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.2,934,613, and will expire between 2022 and 2037.

The deferred income taxes as of December 31, 2021 and 2020, were principally derived from the following temporary differences and tax loss carryforwards:

	2021		2020

Assets:
Accrued liabilities	Ps.	7,128,606	Ps.	6,219,312
Loss allowance		946,559		1,235,658
Customer advances		1,854,424		1,600,334
Derivative financial instruments		615		972,991
Property, plant and equipment, net		3,704,746		2,084,550
Prepaid expenses and other items		4,508,914		5,868,717
Tax loss carryforwards:
Operating		6,240,930		5,481,738
Capital (1)		5,160,921		5,767,847
Tax credit carryforward (2)		5,738,832		—

Liabilities:
Investments		(1,733,507)		(729,910)
Intangible assets and transmission rights		(2,807,484)		(2,549,784)
Deferred income tax assets of Mexican companies		30,743,556		25,951,453
Deferred income tax assets of certain foreign subsidiaries		218,983		261,929
Deferred income tax assets, net	Ps.	30,962,539	Ps.	26,213,382

(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,145,649 and Ps.4,668,717 in 2021 and 2020, respectively.
(2)	Tax credit carryforward derived from a capital reduction made by one of the Company´s subsidiaries in December 2021, which can be credited in a three-year period in accordance with applicable tax law.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2021		2020
At January 1	Ps.	26,213,382	Ps.	17,132,915
Statement of (expense charge) income credit		(369,510)		1,574,610
Other comprehensive income (“OCI”) credit		(619,304)		7,528,693
Tax credit		5,738,832		—
Reserve for low value		(861)		—
Disposed operations		—		(22,836)
At December 31	Ps.	30,962,539	Ps.	26,213,382

The roll-forward of deferred income tax assets and liabilities for the year 2021, was as follows:

			Credit (Charge)		Credit (Charge)		Credit
			to Consolidated		to OCI and		(Charge)
	At January 1,		Statement of		Retained		to Other		At December 31,
	2021		Income		Earnings		Accounts		2021
Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	909,294	Ps.	—	Ps.	—	Ps.	7,128,606
Loss allowance		1,235,658		(289,099)		—		—		946,559
Customer advances		1,600,334		254,090		—		—		1,854,424
Derivative financial instruments		972,991		(394,096)		(578,280)		—		615
Property, plant and equipment, net		2,084,550		1,620,196		—		—		3,704,746
Prepaid expenses and other items		5,868,717		(1,274,995)		(83,947)		(861)		4,508,914
Tax loss carryforwards		11,249,585		152,266		—		—		11,401,851
Deferred income tax assets of foreign subsidiaries		261,929		(42,946)		—		—		218,983
Tax Credit		—		—		—		5,738,832		5,738,832

Liabilities:
Investments		(729,910)		(1,046,520)		42,923		—		(1,733,507)
Intangible assets and transmission rights		(2,549,784)		(257,700)		—		—		(2,807,484)
Deferred income tax assets, net	Ps.	26,213,382	Ps.	(369,510)	Ps.	(619,304)	Ps.	5,737,971	Ps.	30,962,539

The roll-forward of deferred income tax assets and liabilities for the year 2020, was as follows:

			Credit (Charge)		Credit (Charge)
			to Consolidated		to OCI and
	At January 1,		Statement of		Retained		Disposed		At December 31,
	2020		Income		Earnings		Operations		2020
Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	1,867,291	Ps.	—	Ps.	—	Ps.	6,219,312
Loss allowance		1,550,482		(314,824)		—		—		1,235,658
Customer advances		1,499,462		100,872		—		—		1,600,334
Derivative financial instruments		273,210		288,737		411,044		—		972,991
Property, plant and equipment, net		1,650,860		433,690		—		—		2,084,550
Prepaid expenses and other items		3,700,673		2,087,586		103,294		(22,836)		5,868,717
Tax loss carryforwards		13,025,006		(1,516,219)		(259,202)		—		11,249,585
Deferred income tax assets of foreign subsidiaries		163,747		98,182		—		—		261,929

Liabilities:
Investments		(6,676,401)		(1,327,066)		7,273,557		—		(729,910)
Intangible assets and transmission rights		(2,406,145)		(143,639)		—		—		(2,549,784)
Deferred income tax assets, net	Ps.	17,132,915	Ps.	1,574,610	Ps.	7,528,693	Ps.	(22,836)	Ps.	26,213,382

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income or loss of associates and joint ventures		245,714		—		245,714
Other comprehensive loss	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open-Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164

The Group does not recognize deferred income tax liabilities related to its investments in certain associates and joint ventures, as either (i) the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future or (ii) no temporary difference arises due to the application of Mexican income tax law. As of December 31, 2021 and 2020, the deferred tax liabilities in connection with the Group’s investment in PDS amounted to an aggregate of Ps.44,945 and Ps.44,820, respectively. In 2019 included primarily the investment in UHI (see Note 10).

In December 2018, the Mexican Federal Congress approved reforms to the Economic Plan for 2019, which did not include relevant changes in the Mexican tax legislation, except for the limitation to use overpayments of taxes against the same kind of tax (Value Added Taxes (“VAT”) against VAT), and some incentives for taxpayers operating in the Northern border region of Mexico. Until December 2018, taxpayers were able to offset overpayments of different type of taxes against each other and against taxes withheld. With the tax reform, this ability was eliminated, and taxpayers are only allowed to offset tax overpayments that derive from the same tax. This limitation may affect some of our subsidiaries that recurrently have VAT or Income Tax overpayments but could offset those overpayments against each other (i.e. VAT against Income Tax). Beginning on January 1, 2019, they will only be able to: (i) to request a refund of the overpayment or (ii) to offset tax overpayments against the same tax.

In December 2019, the Mexican Federal Congress approved reforms to the Economic Plan for 2020. These tax reforms included amendments to the Mexican Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code, and they became effective as of January 1, 2020. Some of the most relevant changes to the Mexican tax legislation incorporated some of the Actions included in the Base Erosion and Profit Shifting Final Report (BEPS) published by the OCDE in February 2013, such as: (i) limitations to the deduction of net interest paid by companies as well as to some other deductions, (ii) update of the Controlled Foreign Corporation (CFC) Rules, (iii) new provisions to tax transparent entities, (iv) modification of the definition of permanent establishment, and (v) incorporation of new rules to tax digital economy. Some other relevant amendments to avoid tax evasion included: (i) a new obligation of tax advisors and taxpayers to disclose reportable schemes, and (ii) inclusion of general anti-avoidance rule.

In December 2020, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law and Federal Tax Code as part of the Economic Plan for 2021. Regarding the Income Tax Law several changes were made to the general regime applicable to Tax-Exempt Organizations, that aimed to control and restrict the application of such regime to ensure that only the companies that perform non-for-profit activities benefit from the dispositions of such Regime. Another important amendment was the decrease of the rate of annual withholding tax applicable to the capital that produces interest paid by the financial system, which changed from 1.45% to 0.97%. In terms of value added tax, derived from the entry into force of the digital economy dispositions, some more dispositions were included to specify the way to comply with those obligations, as well as penalties to ensure such compliance.

In December 2021, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code as part of the Economic Plan for 2022. These amendments do not propose the addition of new taxes or increases to the existing ones. With respect to the Income Tax Law, a new simplified regime applicable to individuals and corporations was added. This new regime applies under certain conditions and is based on cash flow received and paid. With respect to the Value Added Tax Law, a few modifications were included such as the concept of non-subject activities. Most of the reforms were made to the Federal Tax Code, the most relevant of which are: (i) several cases where the Certificate of Digital Signature can be canceled or restricted to the taxpayer were included, this certificate is used to issue invoices; (ii) the definition of resident was modified; (iii) new requirements were added or modified regarding the procedure to perform a split or a merger to ensure that any splits or mergers are done for a business reason; and (iv) new information has to be added in invoices and the time for canceling them was limited for certain period.

2021 Labor Reform

In April 2021, the Mexican Congress approved modifications to various laws in connection with outsourcing structures, including the Income Tax law, VAT Law, and the Labor Law (the “2021 Labor Reform”). Outsourcing is defined as a Mexican entity contracting with a related or unrelated legal entity/individual for services and the employees of the service provider are at the disposition and benefit of the service recipient. The most significant modifications to outsourcing included in the 2021 Labor Reform are the following:

•

The 2021 Labor Reform, generally, prohibits outsourcing activities. An exception was created to allow for the rendering of specialized services or the execution of special projects that are not within the business purpose stated in the formation documents or are no part of the primary economic activity of the service recipient (“Specialized Services”) so long as the service provided is duly registered. Entities that will provide Specialized Services must comply with a new registration procedure with the Mexican Ministry of Labor. The registry will be made public.

•

The employee profit sharing obligation are capped at an amount per employee. The maximum employee profit sharing payable will be the higher of a three-months’ salary or the average employee profit sharing received over the last three years.

•

Significant penalties apply to entities that do not comply with the outsourcing limitations, including potential characterization as tax fraud. Payments for outsourcing will not be deductible for income tax purposes unless they qualify as Specialized Services and comply with all relevant formalities. Payments that are not deductible for the Income Tax law will also not be creditable for purposes of the VAT Law. The tax law changes became effective on September 1, 2021.

During 2021, the Group’s management analyzed the effects of these changes on its Mexican operations, made the changes prescribed by the 2021 Labor Reform, including the transfer of employees among companies in the Group, and established controls to comply with the modifications to the various laws.